Intangible assets, net (Schedule of Weighted Average Amortization Periods of Intangible Assets) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Domain names [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period	15 years	15 years
Technology [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period	5 years	5 years
Software [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period	5 years	5 years
Software [Member] | Minimum [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period	3 years
Software [Member] | Maximum [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period	5 years
Operating rights for licensed games [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period	2 years	3 years
Operating rights for game broadcasting [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period	1 year	1 year
Brand names [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period		10 years
Brand names [Member] | Minimum [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period	1 year
Brand names [Member] | Maximum [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period	15 years
Others [Member] | Minimum [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period	3 years	3 years
Others [Member] | Maximum [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period	5 years	5 years